Off - Balance Sheet Arrangements	12 Months Ended
Dec. 31, 2012
Off - Balance Sheet Arrangements
11.	OFF—BALANCE SHEET ARRANGEMENTS

We utilize standby letters of credit to support primarily workers’ compensation policy requirements and certain operating leases. Performance obligations of certain operating subsidiaries are supported by performance bonds and letters of credit. These obligations will expire at various dates through August 2013 and are renewed as required. The outstanding commitments on these obligations at December 31, 2012 and 2011 were $18.6 million and $20.0 million, respectively.